ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Summary of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 243	$ 263
Accounts payable	63	76
Interest payable on corporate and subsidiary borrowings	81	76
Deferred consideration	40	30
LP Unitholders, distributions, preferred limited partnership unit distributions and preferred dividends payable	33	30
Other	42	58
Total accounts payable and accrued liabilities	$ 502	$ 533